UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     The Graham & Dodd Fund LLC
Address:  192 Lexington Avenue
          Suite #1201
          New York, NY 10016

Form 13F File Number:  028-14915

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     David M. Masten Montero-Rosen
Title:    Managing Member
Phone:    212-649-5884

Signature, Place, and Date of Signing:

    /s/ David M. Masten
        Montero-Rosen              New York, New York          January 31, 2013
    -------------------            ------------------          ----------------
        [Signature]                  [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           65
                                         -----------

Form 13F Information Table Value Total:  $   147,225
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

           COLUMN 1             COLUMN 2  COLUMN 3    COLUMN 4           COLUMN 5          COLUMN 6   COLUMN 7       COLUMN 8
------------------------------  --------  ---------  -----------  ----------------------  ----------  -------- ---------------------
                                                                                                                 VOTING AUTHORITY
                                TITLE OF                VALUE       SHRS OR    SH/  PUT/  INVESTMENT   OTHER   ---------------------
        NAME OF ISSUER           CLASS      CUSIP     (x$1000)      PRN AMT    PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
------------------------------  --------  ---------  -----------  -----------  ---  ----  ----------  -------- ------ ------ -------
AFLAC INC                       COMMON    001055102        1,558       29,336  SH         SOLE        NONE      5,552         23,784
ALBEMARLE CORP.                 COMMON    012653101        2,098       33,775  SH         SOLE        NONE      6,427         27,348
AMERICAN EXPRESS                COMMON    025816109          610       10,605  SH         SOLE        NONE      2,014          8,591
AMERICAN INTL GROUP             COMMON    026874784        3,525       99,856  SH         SOLE        NONE     18,876         80,980
ANHEUSER-BUSCH                  COMMON    03524A108        1,871       21,406  SH         SOLE        NONE      4,048         17,358
APPLE INC                       COMMON    037833100        6,092       11,429  SH         SOLE        NONE      2,161          9,268
AT&T INC                        COMMON    00206R102        1,505       44,638  SH         SOLE        NONE      8,408         36,230
BANK OF AMERICA                 COMMON    060505104        2,600      224,145  SH         SOLE        NONE     42,619        181,526
BANK OF NY MELLON               COMMON    064058100        1,574       61,238  SH         SOLE        NONE     11,582         49,656
BB&T CORP COM                   COMMON    054937107          687       23,598  SH         SOLE        NONE      4,430         19,168
BERKSHIRE                       COMMON    084670702        1,910       21,290  SH         SOLE        NONE      4,026         17,264
BLACKSTONE GROUP                COMMON    09253U108        1,599      102,591  SH         SOLE        NONE     19,397         83,194
CAPITAL ONE                     COMMON    14040H105        1,510       26,064  SH         SOLE        NONE      4,934         21,130
CBS CORP                        COMMON    124857202        1,553       40,817  SH         SOLE        NONE      7,917         32,900
CHEVRON                         COMMON    166764100        1,412       13,054  SH         SOLE        NONE      2,470         10,584
CIGNA                           COMMON    125509109        3,150       58,927  SH         SOLE        NONE     11,134         47,793
CISCO                           COMMON    17275R102        2,068      105,262  SH         SOLE        NONE     19,932         85,330
CITIGROUP                       COMMON    172967424        2,820       71,280  SH         SOLE        NONE     13,494         57,786
COMCAST                         COMMON    20030N101        1,510       40,406  SH         SOLE        NONE      7,681         32,725
COOPER TIRE&RUBBER CO           COMMON    216831107        1,829       72,141  SH         SOLE        NONE     13,630         58,511
COSTCO                          COMMON    22160K105        5,543       56,124  SH         SOLE        NONE     10,614         45,510
CSX CORP                        COMMON    126408103        1,820       92,270  SH         SOLE        NONE     17,446         74,824
CVS                             COMMON    126650100        2,971       61,452  SH         SOLE        NONE     11,614         49,838
DEVON ENERGY                    COMMON    25179M103          218        4,183  SH         SOLE        NONE        776          3,407
DOW CHEMICAL                    COMMON    260543103          737       22,818  SH         SOLE        NONE      4,272         18,546
EASTMAN CHEMICAL                COMMON    277432100        1,588       23,330  SH         SOLE        NONE      4,410         18,920
EXXON                           COMMON    30231G102        4,535       52,403  SH         SOLE        NONE      9,905         42,498
FEDEX                           COMMON    31428X106        1,086       11,845  SH         SOLE        NONE      2,231          9,614
FIFTH THIRD BANCORP             COMMON    316773100        1,504       98,996  SH         SOLE        NONE     18,737         80,259
FORD MTR                        COMMON    345370860        1,074       82,961  SH         SOLE        NONE     15,691         67,270
FREEPORT-MCMORAN                COMMON    35671D857        2,924       85,500  SH         SOLE        NONE     16,223         69,277
GENERAL ELECTRIC                COMMON    369604103        4,309      205,286  SH         SOLE        NONE     38,839        166,447
GOLDMAN SACHS                   COMMON    38141G104        2,072       16,245  SH         SOLE        NONE      3,074         13,171
HOLLYFRONTIER                   COMMON    436106108        3,384       72,696  SH         SOLE        NONE     13,768         58,928
JOHNSON&JOHNSON                 COMMON    478160104        2,276       32,462  SH         SOLE        NONE      6,140         26,322
JPMORGAN                        COMMON    46625H100        6,024      137,012  SH         SOLE        NONE     25,951        111,061
KRAFT FOODS GROUP               COMMON    50076Q106        1,278       28,105  SH         SOLE        NONE      5,330         22,775
LYONDELLBASELL                  COMMON    N53745100        2,589       45,351  SH         SOLE        NONE      8,575         36,776
MACY'S                          COMMON    55616P104        2,341       59,990  SH         SOLE        NONE     11,338         48,652
MARATHON PETE                   COMMON    56585A102        3,282       52,089  SH         SOLE        NONE      9,854         42,235
MCKESSON                        COMMON    58155Q103        1,527       15,748  SH         SOLE        NONE      2,988         12,760
MERCK                           COMMON    58933Y105        1,759       42,974  SH         SOLE        NONE      8,155         34,819
METLIFE                         COMMON    59156R108        3,102       94,179  SH         SOLE        NONE     17,811         76,368
MICROSOFT                       COMMON    594918104        1,866       69,794  SH         SOLE        NONE     13,192         56,602
MONSANTO CORP.                  COMMON    61166W101        1,551       16,384  SH         SOLE        NONE      3,178         13,206
MYLAN INC                       COMMON    628530107        2,194       79,841  SH         SOLE        NONE     15,091         64,750
ORACLE CORP COM                 COMMON    68389X105        2,359       70,797  SH         SOLE        NONE     13,349         57,448
PFIZER                          COMMON    717081103        2,937      117,122  SH         SOLE        NONE     22,155         94,967
PHILLIPS 66                     COMMON    718546104          831       15,645  SH         SOLE        NONE      2,959         12,686
PIONEER NAT RES                 COMMON    723787107        1,884       17,676  SH         SOLE        NONE      3,350         14,326
PROCTER & GAMBLE                COMMON    742718109        3,181       46,858  SH         SOLE        NONE      8,889         37,969
PRUDENTIAL                      COMMON    744320102        3,877       72,690  SH         SOLE        NONE     13,739         58,951
RELIANCE STL                    COMMON    759509102        2,620       42,195  SH         SOLE        NONE      7,974         34,221
ROCK-TENN CO                    COMMON    772739207        1,544       22,081  SH         SOLE        NONE      4,174         17,907
ROCKWOOD                        COMMON    774415103          807       16,321  SH         SOLE        NONE      3,091         13,230
TEXTRON                         COMMON    883203101        1,442       58,177  SH         SOLE        NONE     11,003         47,174
THE HARTFORD FINANCIAL          COMMON    416515104        1,597       71,166  SH         SOLE        NONE     13,462         57,704
TRAVELERS                       COMMON    89417E109        1,130       15,729  SH         SOLE        NONE      2,982         12,747
UNION PAC                       COMMON    907818108        1,904       15,144  SH         SOLE        NONE      2,862         12,282
VALERO ENERGY                   COMMON    91913Y100        1,553       45,530  SH         SOLE        NONE      8,610         36,920
VF CORP                         COMMON    918204108        1,394        9,234  SH         SOLE        NONE      1,748          7,486
WALMART                         COMMON    931142103        1,378       20,199  SH         SOLE        NONE      3,822         16,377
WALT DISNEY                     COMMON    254687106        2,188       43,944  SH         SOLE        NONE      8,316         35,628
WELLS FARGO                     COMMON    949746101        3,495      102,245  SH         SOLE        NONE     19,370         82,875
WESTN REFNG                     COMMON    959319104        6,067      215,206  SH         SOLE        NONE     40,620        174,586